Fair Value Measurements (Tables)	5 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021, including the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	Level	June 30, 2021
Assets:
Marketable securities held in Trust Account	1	$416,350,445

Liabilities:
Derivative liability – Class K Founder Shares	3	$16,550,000

Fair Value Measurement Inputs and Valuation Techniques
The key inputs into the Monte-Carlo simulation model for Class K common stock were as follows as of the issuance date and as of June 30, 2021:

Input	January 29, 2021 (Inception)	June 30, 2021
Risk-free interest rate	1.16%	1.48%
Term to business combination	0.9 years	0.5 years
Expected volatility	21.0%	15.0%
Stock Price	$10.00	$9.94

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a summary of the changes in the fair value of the Class K Founder Shares liability, a Level 3 liability, measured on a recurring basis, as of June 30, 2021:

Class K Founder Shares Derivative Liability
Fair value, January 29, 2021 (inception)	$36,550,000
Change in fair value of Class K Founder Shares liability	(22,950,000)
Fair value, March 31, 2021 (unaudited)	13,600,000
Change in fair value of Class K Founder Shares liability	2,950,000
Fair value, June 30, 2021 (audited)	$16,550,000